Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 27, 2019
Summarized Disaggregated Revenue From Contracts With Customers By Product Line
The following table summarizes disaggregated revenue from contracts with customers by product line:

Sales by Product Line	52 weeks ended April 27, 2019	52 weeks ended April 28, 2018	52 weeks ended April 29, 2017
Media (a)	68%	69%	70%
Digital (b)	2%	3%	3%
Other (c)	30%	28%	27%

Total	100%	100%	100%

(a)	Includes tangible books, music, movies and newsstand.
(b)	Includes NOOK ® , related accessories, eContent and warranties.
(c)	Includes Toys & Games, café products, gifts and miscellaneous other.

Contract Liabilities
The Company’s contract liabilities relate to its gift card program. Below is a summary of the changes during fiscal 2019:

Total Company
Gift card liabilities balance as of April 28, 2018	$323,465
Adoption of Topic 606	(90,147)
Gift card breakage	(42,282)
Gift card redemptions	(247,231)
Gift card issuances	271,654

Gift card liabilities balance as of April 27, 2019	$215,459

Summary of Impact of Adoption of New Accounting Pronouncements on Company's Statement of Earnings and Balance Sheets
The below tables set forth the adjustments to the Company’s consolidated statement of operations and consolidated balance sheet as a result of the newly adopted revenue recognition standard.

	52 Weeks Ended April 27, 2019
	As Reported	Balances Without Adoption of Topic 606	Impact of Adoption Increase (Decrease)
Sales	$3,552,745	3,561,575	(8,830)
Cost of sales and occupancy	2,479,725	2,479,725	—

Gross profit	$1,073,020	1,081,850	(8,830)

	April 27, 2019
	As Reported	Balances Without Adoption of Topic 606	Impact of Adoption Increase (Decrease)
Assets
Prepaid expenses and other current assets	$69,807	70,050	(243)
Liabilities and Shareholders’ Equity
Accrued liabilities	$268,143	267,521	622
Gift card liabilities	$215,459	296,776	(81,317)
Deferred taxes	$70,261	50,158	20,103
Retained earnings	$(186,823)	(248,903)	62,080